Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation capitalized as contract assets	¥ 2.6	$ 0.4	¥ 0.6
Depreciation capitalized as development costs	¥ 14.9	$ 2.1	¥ 26.1